Inventories (Tables)	9 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
Schedule of inventories

The Company had the following inventories at the end of each reporting period:

	September 30,	December 31,
	2024	2023
	$	$
Raw materials	898	889
Work in progress	2,096	2,576
Finished goods	312	544
	3,306	4,009